CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	17,000,000	17,000,000
Common stock, shares issued	8,036,698	8,036,698
Common stock, shares outstanding	8,036,698	8,036,698